Equity Investments - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Mar. 31, 2026
Schedule of Equity Method Investments [Line Items]
Equity method investments under fair value option	$ 157.0		$ 157.0		$ 148.0
Gains (losses) on equity method investments	17.0	$ (4.0)	9.0	$ (5.0)
Equity investments in publicly listed companies	243.0		243.0		96.0
Equity investments in publicly listed companies	(47.0)	(12.0)	79.0	(8.0)
Non-marketable equity securities	186.0		186.0		130.0
Gains (losses) on non-marketable equity securities (includes NAV)	10.0	0.0	20.0	1.0
Dividends from equity investments	2.5	2.5	4.9	3.5
Financial commitments to investees, off balance sheet	22.7		22.7		25.6
Kigen (UK) Limited
Schedule of Equity Method Investments [Line Items]
Non-marketable equity securities	16.4		16.4		16.4
Acetone Limited
Schedule of Equity Method Investments [Line Items]
Gains (losses) on equity method investments	8.5	0.0	3.5	0.0
Equity method investments, fair value	60.0		60.0		56.5
Publicly Listed Companies
Schedule of Equity Method Investments [Line Items]
Equity investments in publicly listed companies	243.0		243.0		96.1
Equity investments in publicly listed companies	(46.6)	(11.6)	79.0	(7.8)
Raspberry Pi Holdings PLC
Schedule of Equity Method Investments [Line Items]
Payments to acquire equity securities			67.9
Fair Value Measured at Net Asset Value Per Share
Schedule of Equity Method Investments [Line Items]
Equity method investments under fair value option	97.0		97.0		91.3
Gains (losses) on equity method investments	7.7	(3.5)	5.5	(5.5)
Non-marketable equity securities	43.3		43.3		$ 27.2
Gains (losses) on non-marketable equity securities (includes NAV)	$ 12.0	$ (0.1)	$ 13.6	$ 1.0